Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 20	$ 22
Distributions to noncontrolling interest, temporary equity	(2)	(4)
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity	20	20
Noncontrolling interest - beginning balance, equity	68	72
Distributions to noncontrolling interest, equity	(8)	(10)
Net income attributable to noncontrolling interest, equity	6	6
Noncontrolling interest - ending balance, equity	66	68
Noncontrolling interest - beginning balance	88	94
Distributions to noncontrolling interest	(10)	(14)
Net income attributable to noncontrolling interest	8	8
Noncontrolling interest - ending balance	86	88
B2M Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	20	22
Distributions to noncontrolling interest, temporary equity	(2)	(4)
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity	20	20
Noncontrolling interest - beginning balance, equity	46	49
Distributions to noncontrolling interest, equity	(5)	(7)
Net income attributable to noncontrolling interest, equity	4	4
Noncontrolling interest - ending balance, equity	45	46
Noncontrolling interest - beginning balance	66	71
Distributions to noncontrolling interest	(7)	(11)
Net income attributable to noncontrolling interest	6	6
Noncontrolling interest - ending balance	65	66
Niagara Reinforcement Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	22	23
Distributions to noncontrolling interest, equity	(3)	(3)
Net income attributable to noncontrolling interest, equity	2	2
Noncontrolling interest - ending balance, equity	$ 21	$ 22